LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN CALIFORNIA BOND FUND

June 1, 1999

Dear Shareholder:

We are pleased to report the J.P. Morgan California Bond Fund delivered a strong return for the fiscal year ended April 30, 1999, outperforming its competition, as measured by the Lipper California Intermediate Municipal Debt Funds Average. Our Institutional Shares returned 6.55% and our Select Shares returned 6.43% during the period, compared with the Lipper Average of 6.19%. At the same time, the fund trailed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, which rose 6.71%. Of course, the index return is exclusive of fees and expenses.

The 30-day SEC yield as of April 30 was 3.67% for the Institutional Shares and 3.45% for the Select Shares, which is a tax equivalent yield of 6.08% and 5.71%, respectively, at a 39.6% federal income tax rate.

The net asset value of the Institutional Shares on April 30, 1999, increased to $10.40 from $10.20 on April 30, 1998, after distributions totaling approximately $0.46 a share over the last 12 months. These distributions include $0.41 from ordinary income, substantially all of which was exempt from federal income tax, plus $0.02 in short term capital gains and $0.03 in long term capital gains.

Similarly, the net asset value of Select Shares rose to $10.57 from $10.35 over the same period, after distributions totaling approximately $0.44 a share. These distributions include $0.40 from ordinary income, substantially all of which was exempt from federal income tax, plus nearly $0.02 in short term capital gains and almost $0.02 in long term capital gains.

The report that follows includes an interview with Robert Meiselas, who with Elaine Young manages the fund. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .1     GLOSSARY OF TERMS . . . . . . . . 8

FUND PERFORMANCE. . . . . . . . .3     FUND FACTS AND STATEMENTS . . . . 9

PORTFOLIO MANAGER Q & A . . . . .5     FINANCIAL STATEMENTS. . . . . . .12
--------------------------------------------------------------------------------

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at the telephone numbers indicated on the cover of this report.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $5,000,000 (the minimum investment in the fund). The chart at right shows that $5,000,000 invested on December 23, 1996 would have grown to $5,733,524 on April 30, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $5,000,000 SINCE FUND INCEPTION*
DECEMBER 31, 1996 - APRIL 30, 1999

[GRAPH]


PERFORMANCE                                                         TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
                                                                    ---------------------      ------------------------------
                                                                    THREE        SIX              ONE         SINCE
AS OF APRIL 30, 1999                                                MONTHS       MONTHS           YEAR        INCEPTION*
-----------------------------------------------------------------------------------------      ------------------------------
J.P. Morgan California Bond Fund: Institutional Shares               -0.57%       1.19%           6.55%       6.04%
Lehman Brothers 1-16 year Municipal Bond Index                       -0.11%       1.74%           6.71%       6.58%
Lipper California Intermediate Muni Debt Funds Avg.                  -0.25%       1.22%           6.19%       5.83%

AS OF MARCH 31, 1999
-----------------------------------------------------------------------------------------      ------------------------------
J.P. Morgan California Bond Fund: Institutional Shares                0.87%       1.29%           5.96%       6.30%
Lehman Brothers 1-16 year Municipal Bond Index                        0.86%       1.63%           5.97%       6.70%
Lipper California Intermediate Muni Debt Funds Avg.                   0.84%       1.02%           5.52%       6.01%


*THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON DECEMBER 23, 1996, AND HAVE PROVIDED AN AVERAGE ANNUAL TOTAL RETURN OF 6.13% FROM THAT DATE THROUGH APRIL 30, 1999. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM DECEMBER 31, 1996, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES MUNICIPAL BOND MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on December 23, 1996* would have grown to $11,436 on April 30, 1999. Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $10,000 SINCE FUND INCEPTION*
DECEMBER 31, 1996 - APRIL 30, 1999

[GRAPH]

PERFORMANCE                                                         TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
                                                                    THREE        SIX            ONE        SINCE
AS OF APRIL 30, 1999                                                MONTHS       MONTHS         YEAR       INCEPTION*
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan California Bond Fund: Select Shares                      -0.58%       1.11%         6.43%      5.92%
Lehman Brothers 1-16 Yr Municipal Bond Index                         -0.11%       1.74%         6.71%      6.58%
Lipper California Intermediate Muni Debt Funds Avg.                  -0.25%       1.22%         6.19%      5.83%

AS OF MARCH 31, 1999
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan California Bond Fund: Select Shares                       0.74%       1.12%         5.74%      6.14%
Lehman Brothers 1-16 Yr Municipal Bond Index                          0.86%       1.63%         5.97%      6.70%
Lipper California Intermediate Muni Debt Funds Avg.                   0.84%       1.02%         5.52%      6.01%


*REFLECTS THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM DECEMBER 23, 1996 THROUGH APRIL 21, 1997 (COMMENCEMENT OF OPERATIONS), WHICH HAD A LOWER EXPENSE RATIO. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM DECEMBER 31, 1996, THE FIRST DATE WHEN DATA FOR THE SELECT SHARES'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE. THE SELECT SHARES'S AVERAGE TOTAL RETURN SINCE THE COMMENCEMENT OF OPERATIONS ON APRIL 21, 1997 IS 7.01%.

LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES MUNICIPAL BOND MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

This interview was conducted with Robert Meiselas, who with Elaine Young, manages the J.P. Morgan California Bond Fund.

[PHOTO]

ELAINE YOUNG, vice president, is a portfolio manager with the U.S. Fixed Income Group and is responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree and an M.B.A. in Finance. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group and is responsible for managing municipal bonds, including tax-exempt private placements. Mr. Meiselas is a C.P.A. and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. He is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on May 14, 1999 and represents both Bob and Elaine's views on that date.

THE FUND'S NET ASSET VALUE ROSE AS INTEREST RATES DECLINED OVER THE 12 MONTHS ENDED APRIL 30. WHAT HAPPENED?

RM: The market has gone through several phases. Last fall, for example, interest rates fell sharply as investors sought the safety of U.S. Treasuries during the Asian financial crisis. This spring, bond investors have markedly different opinions about the future course of tax-exempt interest rates. The economy has very strong forward momentum, powered by a surge in consumer spending amid continued high employment.

WHAT SUPPORTED MUNICIPAL BOND PRICES OVER THE PERIOD?

RM: Favorable yields. On an after-tax basis, their yields typically exceeded U.S. Treasuries for a taxpayer in the highest federal income tax bracket. For example, to match a tax-free municipal yield of 4%, an investor paying the highest federal tax rate would need a taxable yield of 6.6%, about three quarters of a percentage point higher than the longest Treasury bond available. In addition, municipal bond prices have been supported by continued inflows into mutual bond funds and weak supply of the municipal bonds themselves.

HOW HAS ALL OF THIS AFFECTED THE CALIFORNIA MUNICIPAL BOND MARKET?

RM: Profoundly. First, low inflation has reduced interest rates which stimulated a strong rally in both the stock and bond markets. This added wealth effect increased economic growth even further because consumer spending increased as did demand for investments. California municipal bonds offer the highest after-tax return available for fixed income investors who pay federal and state income tax.

In addition, economic growth has increased tax revenues for jurisdictions and reduced the need for local governmental authorities to borrow money in the bond market. Consequently, the supply of California municipals dwindled and investors perceive that credit risk is lower for those available. Both factors have led to very high prices for California municipal bonds.

SO HOW DID YOU MANAGE THE FUND IN THIS RELATIVELY FAVORABLE MARKET?

RM: We were bullish on interest rates last year, and remained that way until this past February. We had anticipated a lower supply, and expected the continued absence of inflation as well as pent-up demand for tax-exempt bonds.

THEN SOMETHING CHANGED?

RM: By February, the economy remained so strong that investors started to fear that interest rates would rise. Also, many of the foreign economic problems that had earlier stimulated a flight to quality had begun to recede.

WHAT DID YOU DO?

RM: We moved from mildly bullish to a more neutral position. We had held an average maturity that was slightly longer than our seven-year benchmark, so we moved back to seven years. As noted before, the U.S. economy is still very strong. In addition, the tax-exempt municipal bond market is not technically as favorable as it was months ago. Tax-exempt bonds are still inexpensive when compared to U.S. Treasuries, but they are not as inexpensive as they were earlier.

HOW WOULD YOU DESCRIBE YOUR STRATEGY?

RM: We're conservative. We try to provide an efficient and attractive after-tax performance in a stable fund. In today's market, that means that we are biased toward premium, non-callable bonds, because they help provide a cushion in volatile markets. We have been buying them when they are reasonably priced and structured to meet our investment needs.

We are also interested in bonds that carry somewhat lower credit ratings than our AA average. Prices for some lower investment grade bonds have cheapened, so we are looking at them opportunistically. We'll look at bonds rated A or lower, as we find them. However, fewer and fewer California bonds are lower-rated because most new bonds sold in today's market are insured.

HAS THIS STRATEGY WORKED?

RM: Yes, we think our performance was good over the 12 months ended April 30. By extending duration last fall, we benefited from falling interest rates, and when rates rose suddenly in February, we shortened maturities. Our structure also helped. We stayed away from lower quality bonds that suffered as spreads widened. We have a favorable Sharpe ratio - the measure of the risk we are willing to accept versus that of riskless assets.

WHAT IS YOUR OUTLOOK?

RM: We expect the U.S. economy will remain strong over the next few months, and municipal bond supply typically increases during the second quarter. However, there has been continued cash flow into municipal bond funds and there is pent-up demand for municipal bonds. While a strong economy, global recovery, and added supply suggest that interest rates may rise and municipal bond prices may weaken, continued investor interest in municipals is apt to stabilize the market. These factors can easily shift in the months ahead. Consequently, we are neutral about the outlook for the municipal market and have positioned the portfolio accordingly.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of a security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

PRIVATE PLACEMENT: The direct sale of a block of securities of a new or secondary issue to a single investor or group of investors. The sale or placement is usually made through an investment banker and the securities' public resale is restricted if they are not registered under the Securities Act of 1933.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan California Bond Fund seeks to provide a high after-tax total return for California residents consistent with moderate risk of capital. It is designed for investors subject to federal and California income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.


--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
  INSTITUTIONAL SHARES: 12/23/96
  SELECT SHARES: 4/21/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/99
  INSTITUTIONAL SHARES: $64,102,028
  SELECT SHARES: $17,391,073

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/99
  $81,493,101

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
  MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
  12/13/99


EXPENSE RATIOS
    INSTITUTIONAL SHARES: 0.49%
    SELECT SHARES: 0.65%

The current annualized expense ratios cover shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1999

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

INSURED                 61.7%
REVENUE BOND            23.5%
PRIVATE PLACEMENTS       8.2%
SHORT-TERM/OTHER         3.9%
GENERAL OBLIGATION       2.7%



30-DAY SEC YIELDS*
    INSTITUTIONAL SHARES: 3.67%
    SELECT SHARES: 3.45%



DURATION
    6.0 YEARS



QUALITY PROFILE

    AAA**          65.06%
    AA             16.17%
    A               2.10%
    OTHER          16.67%

* YIELDS REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED YIELDS WOULD HAVE BEEN LOWER.

** INCLUDES SHORT-TERM INVESTMENTS AND CASH.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 (INSTITUTIONAL SHARES) OR
(800) 521-5411 (SELECT SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (95.0%)
CALIFORNIA (92.7%)
    $ 2,500      Anaheim Public Financing Authority,
                   (Public Improvements Project, Lease
                   Revenue, Series C), FSA Insured.......      RB     Aaa/AAA   09/01/10       6.000% $ 2,852,800
      1,345      Beverly Hills Public Financing
                   Authority, (Refunding, Lease Revenue,
                   Series A), MBIA Insured...............      RB     Aaa/AAA   06/01/01       4.000    1,359,378
      1,000      California..............................      GO      Aa3/A+   04/01/03       6.800    1,109,420
      3,440      California Department of Water Systems,
                   (Central Valley Project Revenue,
                   Series Q).............................      RB      Aa2/AA   12/01/07       6.000    3,903,987
      1,000      California Educational Facilities
                   Authority, (Claremont University,
                   Series 1998-C, due 05/01/28)..........      PP      NR/NR    05/01/01(a)    4.600    1,008,920
      1,165      California Educational Facilities
                   Authority, (Refunding, University of
                   Southern California, Series A)........      RB      Aa2/AA   10/01/06       5.600    1,280,382
        525      California Educational Facilities
                   Authority, (University and College
                   Projects, Series B)...................      RB     Baa2/NR   04/01/07       6.750      599,539
      1,000      California Health Facilities Finance
                   Authority, (Callable, Stanford Health
                   Care, Series B, due 11/15/09).........      RB     Aaa/AAA   11/15/08(a)    5.000    1,054,040
      1,890      California Health Facilities Finance
                   Authority, (Refunding, Catholic
                   Healthcare West, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/06       5.500    2,053,844
      1,500      California State Public Works Board,
                   (Correctional Facility Improvements,
                   Lease Revenue, Series E)..............      RB       A1/A    06/01/09       6.000    1,692,960
      5,570      California State University,
                   (Polytechnic University, Campus Energy
                   Project)..............................      PP      NR/NR    03/15/14       5.055    5,619,016
      1,280      California Statewide Communities
                   Development Authority, (St. Joseph
                   Health System)........................      RB      Aa3/AA   07/01/06       5.500    1,381,069
      2,000      Contra Costa Transportation Authority,
                   (Sales Tax Revenue, Series A), FGIC
                   Insured...............................      RB     Aaa/AAA   03/01/03       5.500    2,126,380
        600      La Quinta Redevelopment Agency,
                   (Refunding, Project Area No. 1, Tax
                   Allocation), MBIA Insured.............      RB     Aaa/AAA   09/01/11       7.300      757,434

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $ 1,000      Long Beach Harbor, (Callable, due
                   05/15/06), MBIA Insured...............      RB     Aaa/AAA   05/15/05(a)    6.000% $ 1,112,440
      1,090      Long Beach Harbor, (Refunding, Series
                   A), FGIC Insured......................      RB     Aaa/AAA   05/15/04       5.500    1,166,518
      2,000      Los Angeles Community Redevelopment
                   Agency, (Refunding, Tax Allocation,
                   Central Business District)............      RB     NR/BBB+   11/15/01       5.000    2,054,380
      1,785      Los Angeles County Metropolitan Transit
                   Authority, (Refunding, Sales Tax
                   Revenue, Property C-2nd, Series A),
                   AMBAC Insured.........................      RB     Aaa/AAA   07/01/10       5.500    1,955,949
      1,000      Los Angeles County Public Works
                   Financing Authority, (Lease Revenue,
                   Multiple Capital Facilities, Project
                   V, Series B), AMBAC Insured...........      RB     Aaa/AAA   12/01/07       6.000    1,133,330
      1,500      Los Angeles County Public Works
                   Financing Authority, (Regional Park &
                   Open Space District, Series A)........      RB      Aa3/AA   10/01/05       5.250    1,610,115
      1,000      Los Angeles County Transportation,
                   (Prerefunded, Sales Tax Revenue,
                   Series A, due 07/01/20)...............      RB     Aaa/AA-   07/01/01(a)    6.750    1,086,940
      1,000      Los Angeles County Transportation,
                   (Refunding, Sales Tax Revenue, Series
                   B), FGIC Insured......................      RB     Aaa/AAA   07/01/02       5.875    1,067,540
      1,000      Los Angeles County, (Prerefunded,
                   Correctional Facility Improvements,
                   due 09/01/13), MBIA Insured...........      GO     Aaa/AAA   09/01/00(a)    6.500    1,061,510
        500      Los Angeles Department of Water and
                   Power, (Callable, Electric Power and
                   Light Improvements and Revenues, due
                   04/01/32).............................      RB      Aa3/A+   04/01/02(a)    6.750      544,955
      2,000      Los Angeles Municipal Improvements,
                   (Sanitation Equipment Charge Revenue,
                   Series A), FSA Insured................      RB     Aaa/AAA   02/01/03       5.500    2,123,780
      1,000      Los Angeles Unified School District,
                   (Series A), FGIC Insured..............      GO     Aaa/AAA   07/01/10       6.000    1,139,490
      1,000      Los Angeles Unified School District,
                   (Series B), FGIC Insured..............      GO     Aaa/AAA   07/01/08       5.250    1,078,610
      1,250      Los Angeles, (Refunding, Series A), FGIC
                   Insured...............................      GO     Aaa/AAA   09/01/11       5.250    1,337,512
      1,000      Metropolitan Water District, (Refunding,
                   Southern California Waterworks
                   Revenue, Series A)....................      RB      Aa2/AA   07/01/07       5.250    1,076,290

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $ 2,000      Metropolitan Water District, (Refunding,
                   Southern California Waterworks
                   Revenue, Series B), MBIA Insured......      RB     Aaa/AAA   07/01/03       5.500% $ 2,138,060
      2,000      Orange County Public Financing
                   Authority, (Refunding, Waste
                   Management Systems Revenue), AMBAC
                   Insured...............................      RB      Aaa/NR   12/01/09       5.750    2,225,520
      1,500      Orange County Transportation Authority,
                   (Refunding, Sales Tax Revenue, Measure
                   M, First Series, Series A)............      RB     Aa3/AA+   02/15/05       5.250    1,596,300
      1,300      Orange County Transportation Authority,
                   (Sales Tax Revenue, Measure M, First
                   Series), MBIA-IBC Insured.............      RB     Aaa/AAA   02/15/09       6.000    1,474,291
      2,100      Orange County, (Refunding, Airport
                   Revenue), MBIA Insured................      RB     Aaa/AAA   07/01/03       5.500    2,236,626
        595      Palmdale Civic Authority, (Civic Center
                   Refinancing, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/07       5.500      650,609
      1,250      Riverside County Transportation
                   Commission, (Refunding, Sales Tax
                   Revenue, Series A), FGIC Insured......      RB     Aaa/AAA   06/01/09       6.000    1,421,725
      1,000      Sacramento Municipal Utility,
                   (Refunding, Electric Power and Light
                   Revenue, Series L), MBIA Insured......      RB     Aaa/AAA   07/01/01       5.000    1,031,680
      1,750      San Bernardino County Transportation
                   Authority, (Callable, Sales Tax
                   Revenue, Series A, due 03/01/09), FSA
                   Insured...............................      RB     Aaa/AAA   03/01/08(a)    5.000    1,846,443
      1,975      San Diego Public Facilities Financing
                   Authority, (Sewer Revenue, Series B),
                   FGIC Insured..........................      RB     Aaa/AAA   05/15/02       4.250    2,012,071
      1,850      San Francisco City & County Airport
                   Commission, (International Airport
                   Revenue, Second Series, Issue 16A),
                   FSA Insured...........................      RB     Aaa/AAA   05/01/06       5.500    2,001,349
      2,510      San Francisco City & County Airport
                   Commission, (International Airport
                   Revenue, Second Series, Issue 18A),
                   MBIA Insured..........................      RB     Aaa/AAA   05/01/06       6.000    2,790,894

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $ 1,385      San Jose Redevelopment Agency, (Tax
                   Allocation, Merged Area Redevelopment
                   Project), AMBAC Insured...............      RB     Aaa/AAA   08/01/07       4.750% $ 1,443,627
      1,250      Santa Margarita/Dana Point Authority,
                   (Series A), AMBAC Insured.............      RB     Aaa/AAA   08/01/06       5.250    1,344,100
      1,000      Santa Monica-Malibu Unified School
                   District, (Refunding).................      GO      Aa3/NR   08/01/08       5.000    1,060,210
      2,800      Southern California Public Power
                   Authority, (Refunding, Power Project
                   Revenue, Palo Verde Project, Series
                   A), FSA Insured.......................      RB     Aaa/AAA   07/01/01       5.000    2,888,704
      1,000      Stockton Community Facilities, (No.
                   90-2-Brookside Estates, Special Tax
                   Revenue)..............................      RB      NR/NR    08/01/02       5.200    1,015,990
                                                                                                      -----------
                     TOTAL CALIFORNIA....................                                              75,526,727
                                                                                                      -----------

WASHINGTON (2.3%)
      1,700      Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No. 2,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   07/01/05       6.000    1,869,983
                                                                                                      -----------
                     TOTAL LONG TERM INVESTMENTS (COST $75,923,930).................................   77,396,710
                                                                                                      -----------
SHORT-TERM INVESTMENTS (3.8%)
CALIFORNIA (2.9%)
        150      California Pollution Control Financing
                   Authority, (Callable, PCR, Southern
                   California Edison Project, Series B,
                   due 02/28/08).........................    VRDN     VMIG1/A-1 05/03/99(a)    4.350      150,000
        800      California State Economic Development
                   Financing Authority, (due 04/01/08)...    VRDN     VMIG1/A-1+ 05/03/99(a)   4.300      800,000
        400      Chula Vista, (Callable, IDR, San Diego
                   Gas & Electric Project, Series A, due
                   07/01/21).............................    VRDN     VMIG1/A-1 05/03/99(a)    4.200      400,000
      1,000      Sonoma County...........................    TRAN     NR/SP-1+  02/01/00       3.500    1,002,200
                                                                                                      -----------
                                                                                                        2,352,200
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
GEORGIA (0.0%)
    $    50      Putnam County Development Authority,
                   (Callable, PCR, Georgia Power Co.,
                   Series 1, due 06/01/23)...............    VRDN     VMIG1/NR  05/03/99(a)    4.250% $    50,000
                                                                                                      -----------

LOUISIANA (0.4%)
        300      Louisiana Public Facilities Authority,
                   (Callable, due 12/01/15), LOC -
                   Deutsche Bank A.G.....................    VRDN      P-1/NR   05/03/99(a)    4.250      300,000
                                                                                                      -----------

NEW YORK (0.1%)
        100      New York City, (Series B, Subseries B4,
                   due 08/15/23), MBIA Insured...........    VRDN     VMIG1/A-1+ 05/03/99(a)   4.250      100,000
                                                                                                      -----------

OTHER (0.4%)
        100      Puttable Floating Option, (Tax Exempt
                   Receipts, Callable, Series SG P-5, due
                   07/02/27), LIQ FAC-Societe Generale...    VRDN     NR/A-1+c  05/06/99(a)    3.430      100,000
        230      Puttable Floating Option, (Tax Exempt
                   Receipts, Callable, Series SG P-6, due
                   01/01/28), LIQ FAC-Societe Generale...    VRDN     NR/A-1+c  05/06/99(a)    3.430      230,000
                                                                                                      -----------
                                                                                                          330,000
                                                                                                      -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $3,132,699).....................................    3,132,200
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $79,056,629)(98.8%)........................................   80,528,910
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%).......................................      964,191
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $81,493,101
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of investments of $79,056,629 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation and depreciation was $1,537,171 and $64,890, respectively, resulting in net unrealized appreciation of investments of $1,472,281.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date, which may vary. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

AMBAC - Ambac Indemnity Corp.

FGIC - Financial Guaranty Insurance Company.

FSA - Financial Securities Assurance.

GO - General Obligation Bond.

IBC - IBC Financial Data, Inc.

IDR - Industrial Development Revenue.

LIQ FAC - Liquidity Facility.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Group.

NR - Not Rated.

PCR - Pollution Control Revenue.

PP - Private Placement.

RB - Revenue Bond.

TRAN - Tax Revenue Anticipation Note.

VRDN - Variable Rate Demand Note.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $79,056,629)            $80,528,910
Interest Receivable                                  1,150,196
Deferred Organization Expenses                          19,026
Receivable for Expense Reimbursements                   11,745
Prepaid Trustees' Fees                                     133
Receivable for Fund Shares Sold                             51
Prepaid Expenses and Other Assets                          350
                                                   -----------
    Total Assets                                    81,710,411
                                                   -----------
LIABILITIES
Due to Custodian                                        11,288
Dividends Payable to Shareholders                      130,046
Advisory Fee Payable                                    19,807
Shareholder Servicing Fee Payable                        8,700
Administrative Services Fee Payable                      3,401
Administration Fee Payable                                  67
Fund Services Fee Payable                                   31
Accrued Expenses                                        43,970
                                                   -----------
    Total Liabilities                                  217,310
                                                   -----------
NET ASSETS                                         $81,493,101
                                                   -----------
                                                   -----------
INSTITUTIONAL SHARES
Applicable to 6,161,640 shares outstanding
  (par value $0.001, unlimited shares authorized)  $64,102,028
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $10.40
                                                         -----
                                                         -----
SELECT SHARES
Applicable to 1,645,635 shares outstanding
  (par value $0.001, unlimited shares authorized)  $17,391,073
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $10.57
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $79,920,067
Accumulated Net Realized Gain on Investments           100,753
Net Unrealized Appreciation of Investments           1,472,281
                                                   -----------
    Net Assets                                     $81,493,101
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $2,957,041
EXPENSES
Advisory Fee                                       $ 200,927
Professional Fees and Expenses                        40,931
Transfer Agent Fee                                    37,735
Administrative Services Fee                           36,727
Custodian Fees and Expenses                           34,867
Registration Fees                                     31,595
Amortization of Organization Expense                   7,167
Fund Services Fee                                      1,623
Trustees' Fees and Expenses                            1,004
Administrative Fee                                       747
Shareholder Servicing Fee-Institutional Shares        46,812
Shareholder Servicing Fee-Select Shares               35,787
Miscellaneous                                         24,329
                                                   ---------
    Total Expenses                                   500,251
Less: Reimbursement of Expenses                     (149,750)
                                                   ---------
NET EXPENSES                                                      350,501
                                                               ----------
NET INVESTMENT INCOME                                           2,606,540
NET REALIZED GAIN ON INVESTMENTS                                  385,658
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     961,853
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $3,954,051
                                                               ----------
                                                               ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   APRIL 30, 1999   APRIL 30, 1998
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    2,606,540   $    1,822,734
Net Realized Gain on Investments                          385,658          104,215
Net Change in Unrealized Appreciation of
  Investments                                             961,853          584,893
                                                   --------------   --------------
  Net Increase in Net Assets Resulting from
    Operations                                          3,954,051        2,511,842
                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                   (2,067,761)      (1,709,517)
Select Shares                                            (538,779)        (113,217)
                                                   --------------   --------------
  Total Distributions from Net Investment Income       (2,606,540)      (1,822,734)
                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
  GAINS
Institutional Shares                                     (271,251)              --
Select Shares                                             (60,871)              --
                                                   --------------   --------------
  Total Distributions from Net Realized Gains            (332,122)              --
                                                   --------------   --------------
  Total Distributions to Shareholders                  (2,938,662)      (1,822,734)
                                                   --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       49,823,336       64,023,412
Reinvestment of Dividends and Distributions             1,688,379          964,307
Cost of Shares of Beneficial Interest Redeemed        (23,124,782)     (28,680,279)
                                                   --------------   --------------
    Net Increase from Shareholder Transactions         28,386,933       36,307,440
                                                   --------------   --------------
    Total Increase in Net Assets                       29,402,322       36,996,548
NET ASSETS
Beginning of Fiscal Year                               52,090,779       15,094,231
                                                   --------------   --------------
End of Fiscal Year                                 $   81,493,101   $   52,090,779
                                                   --------------   --------------
                                                   --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                            INSTITUTIONAL SHARES
                                                   ---------------------------------------
                                                    FOR THE FISCAL       FOR THE PERIOD
                                                      YEAR ENDED        DECEMBER 23, 1996
                                                       APRIL 30,        (COMMENCEMENT OF
                                                   -----------------   OPERATIONS) THROUGH
                                                    1999      1998       APRIL 30, 1997
                                                   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.20   $  9.90   $            10.00
                                                   -------   -------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.41      0.42                 0.16
Net Realized and Unrealized Gain on Investments       0.25      0.30                (0.10)
                                                   -------   -------   -------------------
Total from Investment Operations                      0.66      0.72                 0.06
                                                   -------   -------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.41)    (0.42)               (0.16)
Net Realized Gain                                    (0.05)       --                   --
                                                   -------   -------   -------------------
Total Distributions to Shareholders                  (0.46)    (0.42)               (0.16)
                                                   -------   -------   -------------------

NET ASSET VALUE, END OF PERIOD                     $ 10.40   $ 10.20   $             9.90
                                                   -------   -------   -------------------
                                                   -------   -------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                          6.55%     7.35%                0.56%(a)
Net Assets, End of Period (in thousands)           $64,102   $46,280   $           14,793
Ratios to Average Net Assets
  Net Expenses                                        0.49%     0.45%                0.45%(b)
  Net Investment Income                               3.92%     4.11%                4.43%(b)
  Expenses without Reimbursement                      0.71%     0.34%                3.01%(b)
Portfolio Turnover                                      40%       44%                  40%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                               SELECT SHARES
                                                   --------------------------------------
                                                    FOR THE FISCAL      FOR THE PERIOD
                                                   YEAR ENDED APRIL     APRIL 21, 1997
                                                         30,           (COMMENCEMENT OF
                                                   ----------------   OPERATIONS) THROUGH
                                                    1999      1998      APRIL 30, 1997
                                                   -------   ------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.35   $10.04   $            10.00
                                                   -------   ------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.40     0.41                 0.01
Net Realized and Unrealized Gain on Investments       0.26     0.31                 0.04
                                                   -------   ------   -------------------
Total from Investment Operations                      0.66     0.72                 0.05
                                                   -------   ------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.40)   (0.41)               (0.01)
Net Realized Gain                                    (0.04)      --                   --
                                                   -------   ------   -------------------
Total Distributions to Shareholders                  (0.44)   (0.41)               (0.01)
                                                   -------   ------   -------------------

NET ASSET VALUE, END OF PERIOD                     $ 10.57   $10.35   $            10.04
                                                   -------   ------   -------------------
                                                   -------   ------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                          6.43%    7.20%                0.51%(a)
Net Assets, End of Period (in thousands)           $17,391   $5,811   $              302
Ratios to Average Net Assets
  Net Expenses                                        0.65%    0.65%                0.62%(b)
  Net Investment Income                               3.76%    3.94%                4.52%(b)
  Expenses without Reimbursement                      0.87%    0.35%                0.55%(b)
Portfolio Turnover                                      40%      44%                  40%

------------------------

(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan California Bond Fund (the "fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust") which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective of the fund is to provide high after-tax total return for California residents consistent with moderate risk of capital. The fund invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of California. The issuer's ability to meet its obligations may be affected by economic and political developments within the State of California. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Independent pricing services procedures may include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the fund's trustees. All short-term securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   d) Substantially all of the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually.

   e) The fund incurred organization expenses in the amount of $39,030. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

   f) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the fund had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the fund paid Morgan at an annual rate of 0.30% of the fund's average daily net assets. Effective October 28, 1998, the fund's investment advisor is J.P. Morgan Investment Management Inc.("JPMIM"), a wholly owned subsidiary of J.P. Morgan and an affiliate of Morgan, and the terms of the agreement remained the same. For the fiscal year ended April 30, 1999, such fees amounted to $200,927.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended April 30, 1999, the fee for these services amounted to $747.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides similar services. For the fiscal year ended April 30, 1999, the fee for these services amounted to $36,727.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, at no more than 0.50% and 0.65% of the average daily net assets of the Institutional Shares and Select Shares, respectively. Prior to August 1, 1998, the percentage for the Institutional Shares was 0.45%. For the fiscal year ended April 30, 1999, J.P. Morgan has agreed to reimburse Institutional Shares and Select Shares, $118,189 and $31,561, respectively, for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate. This rate for the Institutional Shares was 0.05% of the average daily assets

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      of the fund from May 1, 1998 through July 31, 1998. Effective August 1, 1998, the rate was increased to 0.10%. The rate for Select Shares is 0.25%. For the fiscal year ended April 30, 1999, the fee for these services amounted to $46,812 and $35,787 for Institutional Shares and Select Shares, respectively.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,623 for the fiscal year ended April 30, 1999.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

INSTITUTIONAL SHARES

                                                   FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED
                                                        APRIL 30, 1999              APRIL 30, 1998
                                                   -------------------------   -------------------------
                                                     SHARES        AMOUNT        SHARES        AMOUNT
                                                   ----------   ------------   ----------   ------------
Shares sold......................................   3,085,988   $ 32,094,023    5,551,027   $ 56,738,740
Reinvestment of dividends and distributions......     106,489      1,113,413       83,691        858,434
Shares redeemed..................................  (1,567,983)   (16,200,972)  (2,592,118)   (26,815,506)
                                                   ----------   ------------   ----------   ------------
Net Increase.....................................   1,624,494   $ 17,006,464    3,042,600   $ 30,781,668
                                                   ----------   ------------   ----------   ------------
                                                   ----------   ------------   ----------   ------------

SELECT SHARES

                                                     FOR THE FISCAL YEAR      FOR THE FISCAL YEAR
                                                            ENDED                    ENDED
                                                       APRIL 30, 1999            APRIL 30, 1998
                                                   -----------------------   ----------------------
                                                    SHARES       AMOUNT       SHARES      AMOUNT
                                                   ---------   -----------   --------   -----------
Shares sold......................................  1,681,761   $17,729,313    699,192   $ 7,284,672
Reinvestment of dividends and distributions......     54,161       574,966     10,149       105,873
Shares redeemed..................................   (651,711)   (6,923,810)  (177,950)   (1,864,773)
                                                   ---------   -----------   --------   -----------
Net Increase.....................................  1,084,211   $11,380,469    531,391   $ 5,525,772
                                                   ---------   -----------   --------   -----------
                                                   ---------   -----------   --------   -----------

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended April 30, 1999 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
Municipal Obligations............................  $53,632,769   $25,944,818

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the current Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Prior to May 26, 1999 the funds paid a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount; under the current Agreement, the commitment fee has increased to an annual rate of 0.085% on the unused portion of the committed amount. The commitment fee is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at April 30, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan California Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan California Bond Fund (one of the funds comprising the J.P. Morgan Series Trust, hereafter referred to as the "fund") at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 23, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
June 14, 1999

J.P. Morgan
California
Bond Fund






















FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES:
     INSTITUTIONAL SHARES (800) 766-7722
     SELECT SHARES (800) 521-5411



ANNUAL REPORT
APRIL 30, 1999
IM404-MI